Interim Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Current assets
Cash	$ 318,237	$ 1,943,235	$ 67,478
Accounts receivable, net	165,046	99,145	68,859
Advances receivable, net		0	50,000
Inventory, net	1,341,387	183,226	604,046
Deferred costs	50,000	0
Prepaid expenses and deposits	30,948	383,651	70,666
Total current assets	1,905,618	2,609,257	861,049
Equipment, net	16,429	21,141	6,300
Intangible assets, net	71,935	44,156	39,877
Deferred costs	22,066	43,422	65,539
TOTAL ASSETS	2,016,048	2,717,976	972,765
Current liabilities
Accounts payable and accrued liabilities	845,006	299,887	639,099
Interest payable	176,194	62,650	0
Factored line of credit	580,407	0
Promissory notes payable	3,450	3,450	397,422
Current portion of convertible promissory notes		0	1,022,294
Derivative financial instruments		0	241,618
Total current liabilities	1,605,057	365,987	2,300,433
Deferred compensation	203,702	170,369	0
Convertible promissory notes	651,363	605,850	1,670
Derivative financial instruments	0	3,799,950	0
TOTAL LIABILITIES	2,460,122	4,942,156	2,302,103
STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)
Common stock Authorized 11,250,000 common shares, par value $0.001 per share Issued and outstanding 1,755,005 common shares (January 31, 2015: 1,010,391)	1,755	1,011	868
Common stock to be issued	15,000	15,000	7,500
Accumulated paid-in capital	35,346,186	25,083,735	4,907,955
Accumulated deficit	(35,800,770)	(27,317,681)	(6,239,416)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(6,245)
Total stockholders' equity (capital deficit)	(444,074)	(2,224,180)	(1,329,338)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)	$ 2,016,048	$ 2,717,976	$ 972,765